Notes Payable to Related Party - Schedule of Notes Payable to Related Party (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total	$ 65,917	$ 65,917	$ 100,000
Promissory Note One [Member]
Total	61,360	61,360	100,000
Promissory Note Two [Member]
Total	$ 4,557	$ 4,557